Investments - Investments Breakdown (Details) - BRL (R$) R$ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Investments in associates and joint ventures	R$ 420,618	R$ 453,371
Goodwill	224,096	225,486
Other investments evaluated at fair value through other comprehensive income	1,006,820	1,138,066
Total	R$ 1,651,534	R$ 1,816,923